Statement of Cash Flow	3 Months Ended
Jun. 30, 2025 USD ($)
March G L [Member]
Cash flows from operating activities
Net income (loss)	$ (445,105)
Changes in assets and liabilities
Prepaid shipping expenses	(866,023)
Prepaid expenses	(2,884)
Accounts payable	380,009
Net cash used in operating activities	(934,003)
Cash flows from financing activities
Issuance of 1,500,000 common shares, no par value	1,150,140
Net cash provided by financing activities	1,150,140
Net Change in Cash	216,137
Cash – beginning of the period
Cash – end of the period	216,137
Non-cash investing and financing disclosure:
No cash payments were made during the period for interest or income taxes.